ACCRUALS AND OTHER PAYABLES - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 22, 2025
ACCRUALS AND OTHER PAYABLES
Refundable deposit held by the Company	$ 7,191
TJ Biopharma
ACCRUALS AND OTHER PAYABLES
Refundable deposit held by the Company		$ 7,200